Note 2 - Allowance for Credit Losses: Schedule of Allowance for Loan Losses (Tables)	9 Months Ended
Sep. 30, 2021
Tables/Schedules
Schedule of Allowance for Loan Losses

Loan Class	September 30, 2021	December 31, 2020

Live Check Consumer Loans	$4,394,160	$3,964,176
Premier Consumer Loans	2,079,647	2,069,315
Other Consumer Loans	23,272,534	20,181,097
Real Estate Loans	1,311,988	1,414,443
Sales Finance Contracts	3,214,972	3,576,629
Total	$34,273,301	$31,205,660